Credit Risk - Summary of Residential Mortgages Portfolios of Particular Interest by Credit Performance (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 207,287	£ 201,289
Mortgages [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	165,356	157,957
PIPs	£ 32	£ 25
Percenatge of simple average loan to value	43.00%	42.00%
Mortgages [member] | Interest Only Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 38,062	£ 38,035
PIPs	£ 14	£ 12
Percenatge of simple average loan to value	45.00%	44.00%
Mortgages [member] | Part Interest Only Part Repayment [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 13,247	£ 13,201
PIPs	£ 9	£ 5
Percenatge of simple average loan to value	45.00%	44.00%
Mortgages [member] | Flexible Interest Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 11,273	£ 12,926
PIPs	£ 2	£ 3
Percenatge of simple average loan to value	28.00%	29.00%
Mortgages [member] | Loan To Value Greater Than 100% Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 884	£ 1,140
PIPs	£ 13	£ 8
Percenatge of simple average loan to value	117.00%	118.00%
Mortgages [member] | Buy To Let Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 9,904	£ 8,252
PIPs	£ 1
Percenatge of simple average loan to value	60.00%	58.00%
Mortgages [member] | Other [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 109,234	£ 101,158
PIPs	£ 8	£ 7
Percenatge of simple average loan to value	44.00%	43.00%
Mortgages [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 155,477	£ 146,619
Mortgages [member] | Stage 1 [member] | Interest Only Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	33,739	33,001
Mortgages [member] | Stage 1 [member] | Part Interest Only Part Repayment [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	12,112	11,824
Mortgages [member] | Stage 1 [member] | Flexible Interest Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	10,183	11,558
Mortgages [member] | Stage 1 [member] | Loan To Value Greater Than 100% Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	594	740
Mortgages [member] | Stage 1 [member] | Buy To Let Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	9,593	7,906
Mortgages [member] | Stage 1 [member] | Other [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	105,114	96,767
Mortgages [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	8,157	9,356
Mortgages [member] | Stage 2 [member] | Interest Only Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	3,502	4,029
Mortgages [member] | Stage 2 [member] | Part Interest Only Part Repayment [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	888	1,115
Mortgages [member] | Stage 2 [member] | Flexible Interest Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	873	1,082
Mortgages [member] | Stage 2 [member] | Loan To Value Greater Than 100% Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	183	273
Mortgages [member] | Stage 2 [member] | Buy To Let Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	285	317
Mortgages [member] | Stage 2 [member] | Other [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	3,526	3,802
Mortgages [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,722	£ 1,982
Stage 3 ratio	1.05%	1.27%
Mortgages [member] | Stage 3 [member] | Interest Only Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 821	£ 1,005
Stage 3 ratio	2.17%	2.67%
Mortgages [member] | Stage 3 [member] | Part Interest Only Part Repayment [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 247	£ 262
Stage 3 ratio	1.87%	1.99%
Mortgages [member] | Stage 3 [member] | Flexible Interest Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 217	£ 286
Stage 3 ratio	2.03%	2.34%
Mortgages [member] | Stage 3 [member] | Loan To Value Greater Than 100% Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 107	£ 127
Stage 3 ratio	12.11%	11.18%
Mortgages [member] | Stage 3 [member] | Buy To Let Loan [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 26	£ 29
Stage 3 ratio	0.26%	0.35%
Mortgages [member] | Stage 3 [member] | Other [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 594	£ 589
Stage 3 ratio	0.54%	0.58%